Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Remaining Contractual Maturity) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2019	Mar. 31, 2019
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	[1]	¥ 17,340	¥ 14,640
Securities lending transactions	[1]	1,857	1,798
Total		19,197	16,438
Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		6,727	2,596
Securities lending transactions		807	1,012
Total		7,534	3,608
Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		6,976	8,537
Securities lending transactions		660	473
Total		7,636	9,010
31 to 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		1,858	2,403
Securities lending transactions		110
Total		1,968	2,403
Greater than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		1,779	1,104
Securities lending transactions		280	313
Total		¥ 2,059	¥ 1,417

[1]	Amounts exceeded the gross amounts recognized in Note 18 “Offsetting of financial assets and financial liabilities” by ¥1,194 billion and ¥1,336 billion, at March 31, 2019 and September 30, 2019, respectively, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off or where uncertainty exists as to the enforceability.